SCHEDULE OF FUTURE TAXABLE INCOME IN TAX JURISDICTION RAGE FROM FOUR TO TEN YEARS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Tax Credit Carryforward [Line Items]
Total	¥ 678,736	¥ 678,736
After Four Years Through Five Years [Member]
Tax Credit Carryforward [Line Items]
Total	29,172	29,172
After Five Years Through Six Years [Member]
Tax Credit Carryforward [Line Items]
Total	117,947	117,947
After Six Years Through Seven Years [Member]
Tax Credit Carryforward [Line Items]
Total	287,589	287,589
After Seven Years Through Eight Years [Member]
Tax Credit Carryforward [Line Items]
Total	128,835	128,835
After Eight Years Through Nine Years [Member]
Tax Credit Carryforward [Line Items]
Total	88,181	88,181
After Nine Years Through Ten Years [Member]
Tax Credit Carryforward [Line Items]
Total	¥ 27,012	¥ 27,012